SCHEDULE OF GOODWILL (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Cost and net carrying amount as of January 1, 2022	$ 13,069	$ 101,939	$ 13,069	$ 101,939
Less: Impairment loss
Cost and net carrying amount as of December 31, 2022	$ 13,069	$ 101,939	$ 13,069	$ 101,939	$ 101,939